Schedule of equity interest (Details)		9 Months Ended	12 Months Ended		24 Months Ended
		Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
B R F Gmb H [Member]
Reserve Quantities [Line Items]
Entity	[1]		BRF GmbH
Main activity	[1]		Holding
Country	[1],[2]		Austria
% equity interest	[1]	100.00%	100.00%
B R F Foods L L C [Member]
Reserve Quantities [Line Items]
Entity	[3]		BRF Foods LLC
Main activity	[3]		Import, industrialization and commercialization of products
Country	[2],[3]		Russia
% equity interest	[3]		99.99%	99.90%
B R F Global Company Nigeria Ltd [Member]
Reserve Quantities [Line Items]
Entity			BRF Global Company Nigeria Ltd.
Main activity			Marketing and logistics services
Country	[2]		Nigeria
% equity interest				99.00%	99.00%
B R F Global Company South Africa Proprietary Ltd [Member]
Reserve Quantities [Line Items]
Entity			BRF Global Company South Africa Proprietary Ltd.
Main activity			Administrative, marketing and logistics services
Country	[2]		South Africa
% equity interest			100.00%	100.00%
B R F Global Company Nigeria Ltd One [Member]
Reserve Quantities [Line Items]
Entity			BRF Global Company Nigeria Ltd.
Main activity			Marketing and logistics services
Country	[2]		Nigeria
% equity interest				1.00%	1.00%
B R F Global Gmb H [Member]
Reserve Quantities [Line Items]
Entity			BRF Global GmbH
Main activity		Holding and trading
Country	[2]		Austria
% equity interest				100.00%	100.00%
B R F Foods L L C One [Member]
Reserve Quantities [Line Items]
Entity	[4]		BRF Foods LLC
Main activity	[4]		Import, industrialization and commercialization of products
Country	[2],[4]		Russia
% equity interest	[4]			0.10%	0.01%
B R F Japan K K [Member]
Reserve Quantities [Line Items]
Entity			BRF Japan KK
Main activity			Marketing and logistics services, import, export, industrialization and commercialization of products
Country	[2]		Japan
% equity interest				100.00%	100.00%
B R F Korea L L C [Member]
Reserve Quantities [Line Items]
Entity			BRF Korea LLC
Main activity			Marketing and logistics services
Country	[2]		Korea
% equity interest			100.00%	100.00%
B R F Shanghai Management Consulting Co Ltd [Member]
Reserve Quantities [Line Items]
Entity			BRF Shanghai Management Consulting Co. Ltd.
Main activity			Provision of consultancy and marketing services
Country	[2]		China
% equity interest			100.00%	100.00%
B R F Shanghai Trading Co Ltd [Member]
Reserve Quantities [Line Items]
Entity			BRF Shanghai Trading Co. Ltd.
Main activity			Import, export and commercialization of products
Country	[2]		China
% equity interest			100.00%	100.00%
B R F Singapore Foods P T E Ltd [Member]
Reserve Quantities [Line Items]
Entity			BRF Singapore Foods PTE Ltd.
Main activity			Administrative, marketing and logistics services
Country	[2]		Singapore
% equity interest			100.00%	100.00%
Eclipse Holding Cooperatief U A One [Member]
Reserve Quantities [Line Items]
Entity			Eclipse Holding Cöoperatief U.A.
Main activity			Holding
Country	[2]		The Netherlands
% equity interest			99.99%	99.99%
Buenos Aires Fortune S A [Member]
Reserve Quantities [Line Items]
Entity			Buenos Aires Fortune S.A.
Main activity			Holding
Country	[2]		Argentina
% equity interest			95.64%	4.36%
Buenos Aires Fortune S A One [Member]
Reserve Quantities [Line Items]
Entity			Buenos Aires Fortune S.A.
Country	[2]		Argentina
% equity interest			4.36%	95.64%
Eclipse Latam Holdings [Member]
Reserve Quantities [Line Items]
Entity			Eclipse Latam Holdings
Main activity			Holding
Country	[2]		Spain
% equity interest			100.00%	100.00%
Perdigao Europe Lda [Member]
Reserve Quantities [Line Items]
Entity			Perdigão Europe Lda.
Main activity			Import, export of products and administrative services
Country	[2]		Portugal
% equity interest			100.00%	100.00%
Perdigao International Ltd [Member]
Reserve Quantities [Line Items]
Entity	[5]		Perdigão International Ltd.
Main activity	[5]		Import and export of products
Country	[2],[5]		Cayman Island
% equity interest	[5]			100.00%
Proud Food Ldaone [Member]
Reserve Quantities [Line Items]
Entity			ProudFood Lda.
Main activity			Import and commercialization of products
Country	[2]		Angola
% equity interest			90.00%	90.00%
Sadia Chile S A [Member]
Reserve Quantities [Line Items]
Entity			Sadia Chile S.A.
Main activity			Import, export and commercialization of products
Country	[2]		Chile
% equity interest			40.00%	40.00%
Wellax Food Logistics C P A S U Lda [Member]
Reserve Quantities [Line Items]
Entity			Wellax Food Logistics C.P.A.S.U. Lda.
Main activity			Import, commercialization of products and administrative services
Country	[2]		Portugal
% equity interest			100.00%	100.00%
One Foods Holdings Ltd [Member]
Reserve Quantities [Line Items]
Entity			One Foods Holdings Ltd.
Main activity			Holding
Country	[2]		UAE
% equity interest			100.00%	100.00%
Al Wafi Food Products Factory L L C [Member]
Reserve Quantities [Line Items]
Entity	[6]		Al-Wafi Food Products Factory LLC
Main activity	[6]		Import, export, industrialization and commercialization of products
Country	[2],[6]		UAE
% equity interest	[6]		49.00%	49.00%
Badi Ltd [Member]
Reserve Quantities [Line Items]
Entity			Badi Ltd.
Main activity			Holding
Country	[2]		UAE
% equity interest			100.00%	100.00%
Al Wafi Al Takamol Internationalfor Foods Products [Member]
Reserve Quantities [Line Items]
Entity			Al-Wafi Al-Takamol International for Foods Products
Main activity			Import and commercialization of products
Country	[2]		Saudi Arabia
% equity interest			100.00%	100.00%
Foody A 1 Shakrqiya Food Production Factory [Member]
Reserve Quantities [Line Items]
Entity	[7]		Joody Al Sharqiya Food Production Factory LLC
Main activity	[7]		Import and commercialization of products
Country	[2],[7]		Saudi Arabia
% equity interest	[7]		100.00%
B R F Kuwait W L L [Member]
Reserve Quantities [Line Items]
Entity	[8]		BRF Kuwait WLL
Main activity	[8]		Import, commercialization and distribution of products
Country	[2],[8]		Kuwait
% equity interest	[8]		49.00%	75.00%
B R F Foods Gmb H [Member]
Reserve Quantities [Line Items]
Entity			BRF Foods GmbH
Main activity			Industrialization, import and commercialization of products
Country	[2]		Austria
% equity interest			100.00%	100.00%
Al Khan Foodstuff L L C A K F [Member]
Reserve Quantities [Line Items]
Entity	[6]		Al Khan Foodstuff LLC ("AKF")
Main activity	[6]		Import, commercialization and distribution of products
Country	[2],[6]		Oman
% equity interest	[6]		70.00%	70.00%
Ffq gmbh [Member]
Reserve Quantities [Line Items]
Entity	[9]		FFQ GmbH
Main activity	[9]		Industrialization, import and commercialization of products
Country	[2],[9]		Austria
% equity interest	[9]			10000.00%
Tbq Foods Gmb H [Member]
Reserve Quantities [Line Items]
Entity	[10]		TBQ Foods GmbH
Main activity	[10]		Holding
Country	[2],[10]		Austria
% equity interest	[10]		60.00%	60.00%
Banvit bandirma vitaminli [Member]
Reserve Quantities [Line Items]
Entity			Banvit Bandirma Vitaminli
Main activity			Import, industrialization and commercialization of products
Country			Turkey
% equity interest			91.71%	91.71%
Banvit enerjive elektrik uretim ltd sti [Member]
Reserve Quantities [Line Items]
Entity	[11]		Banvit Enerji ve Elektrik ÜretimLtd. Sti.
Main activity	[11]		Generation and commercialization of electric energy
Country	[2],[11]		Turkey
% equity interest	[11]		100.00%	100.00%
Banvit Foods Srl [Member]
Reserve Quantities [Line Items]
Entity	[12]		Banvit Foods SRL
Main activity	[12]		Industrialization of grains and animal feed
Country	[2],[12]		Romania
% equity interest	[12]			0.01%
Nutrinvestments bv [Member]
Reserve Quantities [Line Items]
Entity			Nutrinvestments BV
Main activity			Holding
Country	[2]		The Netherlands
% equity interest			100.00%	100.00%
Banvit mefze [Member]
Reserve Quantities [Line Items]
Entity			Banvit ME FZE
Main activity			Marketing and logistics services
Country	[2]		UAE
% equity interest			100.00%	100.00%
Banvit foods srl one [Member]
Reserve Quantities [Line Items]
Entity	[12]		Banvit Foods SRL
Main activity	[12]		Industrialization of grains and animal feed
Country	[2],[12]		Romania
% equity interest	[12]			99.99%
One foods malaysia sdnbhd [Member]
Reserve Quantities [Line Items]
Entity			One Foods Malaysia SDN. BHD.
Main activity			Marketing and logistics services
Country	[2]		Malaysia
% equity interest			100.00%	100.00%
Federal foods llc [Member]
Reserve Quantities [Line Items]
Entity	[6]		Federal Foods LLC
Main activity	[6]		Import, commercialization and distribution of products
Country	[2],[6]		UAE
% equity interest	[6]		49.00%	49.00%
Federal foods qatar [Member]
Reserve Quantities [Line Items]
Entity	[6]		Federal Foods Qatar
Main activity	[6]		Import, commercialization and distribution of products
Country	[2],[6]		Qatar
% equity interest	[6]		49.00%	49.00%
Brf hong kong llc [Member]
Reserve Quantities [Line Items]
Entity	[11]		BRF Hong Kong LLC
Main activity	[11]		Import, commercialization and distribution of products
Country	[2],[11]		Hong Kong
% equity interest	[11]		100.00%	100.00%
Eclipse holding cooperatief ua two [Member]
Reserve Quantities [Line Items]
Entity			Eclipse Holding Cöoperatief U.A.
Main activity			Holding
Country	[2]		The Netherlands
% equity interest			0.01%	0.01%
Establecimiento levino zaccardiy cia sa [Member]
Reserve Quantities [Line Items]
Entity	[11]		Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[11]		Industrialization and commercialization of dairy products
Country	[2],[11]		Argentina
% equity interest	[11]		99.99%	99.99%
Brf energia sa [Member]
Reserve Quantities [Line Items]
Entity			BRF Energia S.A.
Main activity			Commercialization of eletric energy
Country	[2]		Brazil
% equity interest			100.00%	100.00%
B R F Pet S A [Member]
Reserve Quantities [Line Items]
Entity			BRF Pet S.A.
Main activity			Industrialization, commercialization and distribution of feed and nutrients for animals
Country	[2]		Brazil
% equity interest			100.00%	100.00%
Affinity Petcare Brazil [Member]
Reserve Quantities [Line Items]
Entity	[13]		Affinity Petcare Brasil Participações Ltda.
Main activity	[13]		Holding
Country	[2],[13]		Brazil
% equity interest	[13]		100.00%
Mogiana alimentos sa [Member]
Reserve Quantities [Line Items]
Entity			Mogiana Alimentos S.A.
Main activity			Manufacturing, distribution and sale of Pet Food products
Country	[2]		Brazil
% equity interest			50.00%
Gewinner participacoes ltda [Member]
Reserve Quantities [Line Items]
Entity	[14]		Gewinner Participações Ltda.
Main activity	[14]		Industrialization, distribution and sale of feed and nutrients for animals
Country	[2],[14]		Brazil
% equity interest	[14]		100.00%
Hecosul Alimentos Ltda [Member]
Reserve Quantities [Line Items]
Entity			Hecosul Alimentos Ltda.
Main activity			Manufacturing and sale of animal feed
Country	[2]		Brazil
% equity interest			100.00%
Hercosul distribuicao ltda [Member]
Reserve Quantities [Line Items]
Entity			Hercosul Distribuição Ltda.
Main activity			Import, export, wholesale and retail sale of food products for animals
Country	[2]		Brazil
% equity interest			100.00%
Hercosul Solucaesem Transportes Ltda [Member]
Reserve Quantities [Line Items]
Entity			Hercosul Soluções em Transportes Ltda.
Main activity			Road freight
Country	[2]		Brazil
% equity interest			100.00%
Hercosul international sa [Member]
Reserve Quantities [Line Items]
Entity	[15]		Hercosul International S.R.L.
Main activity	[15]		Manufacturing, export, import and sale of feed and nutrients for animals
Country	[2],[15]		Paraguay
% equity interest	[15]		99.00%
Paraguassu Participacaes S A [Member]
Reserve Quantities [Line Items]
Entity	[13]		Paraguassu Participações S.A.
Main activity	[13]		Holding
Country	[2],[13]		Brazil
% equity interest	[13]		100.00%
Hercosul International S A One [Member]
Reserve Quantities [Line Items]
% equity interest	[15]		1.00%
P P B I O Administracaodebemproprio S A [Member]
Reserve Quantities [Line Items]
Entity	[16]		PP-BIO Administração de bem próprio S.A.
Main activity	[16]		Management of assets
Country	[2],[16]		Brazil
% equity interest	[16]			33.33%
P R S A D Administracaodebemproprio S A [Member]
Reserve Quantities [Line Items]
Entity			PR-SAD Administração de bem próprio S.A.
Main activity			Management of assets
Country	[2]		Brazil
% equity interest			33.33%	33.33%
Proud Food Lda [Member]
Reserve Quantities [Line Items]
Entity			ProudFood Lda.
Main activity			Import and commercialization of products
Country	[2]		Angola
% equity interest			10.00%	10.00%
P S A Laboratorio Veterinario Ltda [Member]
Reserve Quantities [Line Items]
Entity			PSA Laboratório Veterinário Ltda.
Main activity			Veterinary activities
Country	[2]		Brazil
% equity interest			99.99%	99.99%
Sinodos Alpes Alimentos Ltda [Member]
Reserve Quantities [Line Items]
Entity	[11]		Sino dos Alpes Alimentos Ltda.
Main activity	[11]		Industrialization and commercialization of products
Country	[2],[11]		Brazil
% equity interest	[11]		99.99%	99.99%
Sadia Alimentos S A [Member]
Reserve Quantities [Line Items]
Entity			Sadia Alimentos S.A.
Main activity			Holding
Country	[2]		Argentina
% equity interest			43.10%	43.10%
Sadia Chile S A One [Member]
Reserve Quantities [Line Items]
Entity			Sadia Chile S.A.
Main activity			Import, export and commercialization of products
Country	[2]		Chile
% equity interest			60.00%	60.00%
Sadia International Ltd [Member]
Reserve Quantities [Line Items]
Entity	[17]		Sadia International Ltd.
Main activity	[17]		Import and commercialization of products
Country	[2]		Cayman Island
% equity interest	[17]			100.00%
Sadia Uruguay S A [Member]
Reserve Quantities [Line Items]
Entity			Sadia Uruguay S.A.
Main activity			Import and commercialization of products
Country	[2]		Uruguay
% equity interest			100.00%
Sadia Uruguay S A 1 [Member]
Reserve Quantities [Line Items]
% equity interest				100.00%
Sadia Alimentos S A One [Member]
Reserve Quantities [Line Items]
Entity			Sadia Alimentos S.A.
Main activity			Holding
Country	[2]		Argentina
% equity interest			56.90%	56.90%
Vip S A Empreendimentose Participacoes Imobiliarias [Member]
Reserve Quantities [Line Items]
Entity			Vip S.A. Empreendimentos e Participações Imobiliárias
Main activity			Commercialization of owned real state
Country	[2]		Brazil
% equity interest			100.00%	100.00%
Establecimiento Levino Zaccardiy Cia S A One [Member]
Reserve Quantities [Line Items]
Entity	[11]		Establecimiento Levino Zaccardi y Cia. S.A.
Main activity	[11]		Industrialization and commercialization of dairy products
Country	[2],[11]		Argentina
% equity interest	[11]		0.01%	0.01%
P S A Laboratorio Veterinario Ltda One [Member]
Reserve Quantities [Line Items]
Entity			PSA Laboratório Veterinário Ltda.
Main activity			Veterinary activities
Country	[2]		Brazil
% equity interest			0.01%	0.01%
Sinodos Alpes Alimentos Ltda One [Member]
Reserve Quantities [Line Items]
Entity	[11]		Sino dos Alpes Alimentos Ltda.
Main activity	[11]		Industrialization and commercialization of products
Country	[2],[11]		Brazil
% equity interest	[11]		0.01%	0.01%

[1]	On October 21, 2021 the merger of BRF Austria GmbH into BRF GmbH was approved retroactively to January 01, 2021, as permitted by the Austrian law. The entities previously presented as investees of BRF Austria GmbH are currently presented as BRF GmbH’s investees.
[2]	UAE – United Arab Emirates.
[3]	On May 31, 2021, BRF GmbH purchased additional 0.09% interest in BRF Food LLC from BRF Global GmbH.
[4]	On May 31, 2021, BRF Global GmbH sold 0.09% interest in BRF Food LLC to BRF GmbH.
[5]	On March 24, 2021, the subsidiary Perdigão International Ltd. was dissolved.
[6]	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.
[7]	On January 18, 2021, 100% of the capital stock of Joody Al Sharqiya Food Production Factory LLC was acquired (note 1.2.1).
[8]	On March 9, 2021, the minority stake on BRF AFC was acquired (note 1.1.1) and on December 27, 2021 its name was changed to BRF Kuwait WLL and the participation reduced to 49%. The Company has a shareholders’ agreement that ensures full economic rights on this entity.
[9]	On March 30, 2021, the subsidiary FFQ GmbH was dissolved.
[10]	On December 13, 2021, the put option held by minority shareholders was terminated (note 1.1.3).
[11]	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
[12]	On May 4, 2021 the sale of shares held in Banvit Foods SRL was concluded (note 1.1.2).
[13]	On September 01, 2021, BRF Pet S.A. acquired 100% of the capital stock of Affinity Petcare Brasil Participações Ltda. and Paraguassu Participações S.A. (note 1.2.3).
[14]	On August 02, 2021, BRF Pet S.A. acquired 100% of the capital stock of Gewinner Participações Ltda. (note 1.2.2).
[15]	On August 02, 2021, BRF S.A. and BRF Pet S.A. acquired interest in Hercosul International S.R.L. (note 1.2.2).
[16]	On July 30, 2021, BRF S.A. sold all the shares held in PP-BIO Administração de bem próprio S.A.
[17]	On August 19, 2021, the subsidiary Sadia International Ltd. was dissolved.